Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Expected credit loss	$ 2,243	¥ 15,220	¥ (3,903)
Impairment of long-lived assets
Underpayment taxes	15	100
Other comprehensive loss (in Yuan Renminbi)	(1,053)	(7,143)
Impairment for right-of-use lease assets
Commitments and contingencies					¥ 5,800
Other comprehensive income	1,053	7,143
Termination of right of use assets
Impairment on equity investments
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	0.067851			0.067851
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	0.01			0.01
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years			3 years
VAT rate	6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years			5 years
VAT rate	13.00%	13.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Expected credit loss	$ 2,243	¥ 15,220	¥ 3,903